GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Compensation Received on Termination of Charters) (Details) (USD $)	1 Months Ended		12 Months Ended			3 Months Ended
	Apr. 30, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrants Acquired to Purchase Company Shares [Member]	Dec. 31, 2012 Warrants Acquired to Purchase Company Shares [Member]	Dec. 31, 2011 Warrants Acquired to Purchase Company Shares [Member]
Gain (Loss) on Disposition of Assets [Abstract]
Compensation payable (receivable) for early contract termination of charter	$ 40,000,000
Second lien notes in Horizon Lines LLC - see (1) below	16,000,000	[1]
Warrants exercisable into common stock in Horizon Lines, Inc - see (2) below	1,665,000	[2]
Inventory on board vessels at time of redelivery - see (3) below	4,040,000	[3]
Total compensation received on termination of charters	21,705,000		21,705,000	0	0
Compensation receivable, carrying value			17,800,000
Compensation receivable, fair value			44,400,000
Gain (Loss) on Investments [Line Items]
Long-term investment impairment charge			3,353,000	0	0	500,000
Investments, carrying value							$ 1,200,000	$ 0

[1]	The $40.0 million second lien notes bear interest, which can be paid in cash, in the form of additional notes or a combination of cash and additional notes at the option of Horizon Lines LLC, and mature in full in October 2016, unless previously redeemed. The notes are not listed and their estimated fair value at the time of acquisition was materially less than their face value. The fair value of the notes is determined from an analysis of projected cash flows, based on factors including the terms, provisions and other characteristics of the bonds, credit ratings and default risk of the issuing entity, the fundamental financial and other characteristics of that entity, and the current economic environment and trading activity in the debt market. The notes are being held as available for sale securities at fair value, with unrealized gains and losses recorded as a separate component of other comprehensive income (see Note 2 "Accounting policies"). The carrying value and face value of the notes including additional notes received and interest receivable as at December 31, 2012, are $17.8 million and $44.4 million, respectively.
[2]	The warrants can be exercised at any time between their issue and the 25th anniversary of the issue date. Although shares in Horizon Lines, Inc. are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of shares in Horizon Lines, Inc., taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of Horizon Lines, Inc., the trading characteristics of shares in Horizon Lines, Inc. and actual sale transactions of comparable securities completed in secondary markets. The warrants are being held as a long-term investment at fair value. The Company carries out regular reviews of the value of this investment and if it is considered that the carrying value of the warrants may not be recoverable, the Company records an impairment adjustment in the Consolidated Statements of Operations. Other changes in their value, which the Company believes to be temporary, are recorded as a separate component of other comprehensive income (see Note 2: "Accounting policies"). In the second quarter of 2012, the Company recognized an impairment adjustment of $0.5 million. The carrying value of the warrants at December 31, 2012, is $1.2 million.
[3]	The inventory on board the vessels at the time of their redelivery, principally bunker fuel and lubricating oils, was valued at its market value.